Share-based payments reserve (Details 4)	3 Months Ended
Nov. 30, 2023 shares
Notes and other explanatory information [abstract]
Number of Rsu shares, beginning balance	3,473,077
Restricted share units, vested	(700,000)
Number of Rsu shares, ending balance	2,773,077